UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2020

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West International Index Fund
(Institutional Class, Investor Class and Class L)
Semi-Annual Report
June 30, 2020
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2020 (unaudited)
Sector	Percentage of Fund Investments
Consumer, Non-cyclical	28.29%
Financial	18.75
Industrial	12.90
Consumer, Cyclical	12.07
Basic Materials	6.34
Communications	6.00
Technology	5.34
Utilities	3.90
Energy	3.53
Government Money Market Mutual Funds	0.58
Diversified	0.23
Short Term Investments	2.07
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/20)	(06/30/20)	(01/01/20 – 06/30/20)
Institutional Class
Actual	$1,000.00	$ 890.70	$1.32
Hypothetical (5% return before expenses)	$1,000.00	$1,023.50	$1.41
Investor Class
Actual	$1,000.00	$ 890.10	$3.15
Hypothetical (5% return before expenses)	$1,000.00	$1,021.50	$3.37
Class L
Actual	$1,000.00	$ 889.20	$4.32
Hypothetical (5% return before expenses)	$1,000.00	$1,020.30	$4.62
* Expenses are equal to the Fund's annualized expense ratio of 0.28% for the Institutional Class, 0.67% for the Investor Class and 0.92% for the Class L shares, multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 6.25%
33,866	Air Liquide SA	$ 4,896,554
13,000	Air Water Inc	183,676
13,808	Akzo Nobel NV	1,240,514
85,785	Anglo American PLC	1,977,402
29,248	Antofagasta PLC	338,453
47,553	ArcelorMittal SA(a)	503,673
4,942	Arkema SA	475,042
88,600	Asahi Kasei Corp	725,261
65,907	BASF SE	3,701,935
210,901	BHP Group Ltd(b)	5,250,974
151,423	BHP Group PLC	3,098,194
36,747	BlueScope Steel Ltd	302,715
19,740	Boliden AB(a)	452,765
11,459	Brenntag AG	607,554
7,691	Chr Hansen Holding A/S	793,292
14,797	Clariant AG(a)	291,218
12,884	Covestro AG(a)(c)	490,727
9,244	Croda International PLC	600,175
17,400	Daicel Corp	134,856
590	EMS-Chemie Holding AG	458,373
114,061	Evolution Mining Ltd	453,105
15,013	Evonik Industries AG	382,380
36,194	Evraz PLC	128,193
116,746	Fortescue Metals Group Ltd	1,134,963
666	Givaudan SA	2,489,488
699,404	Glencore PLC	1,489,696
17,500	Hitachi Metals Ltd	209,752
44,403	ICL Group Ltd	132,263
33,500	JFE Holdings Inc	242,189
14,355	Johnson Matthey PLC	373,681
12,200	Kansai Paint Co Ltd	257,807
12,194	Koninklijke DSM NV(b)	1,692,739
22,100	Kuraray Co Ltd	231,270
6,181	LANXESS AG(a)	326,859
89,300	Mitsubishi Chemical Holdings Corp	520,768
11,600	Mitsubishi Gas Chemical Co Inc	176,430
9,100	Mitsubishi Materials Corp	192,151
13,600	Mitsui Chemicals Inc	284,459
35,865	Mondi PLC	670,630
54,317	Newcrest Mining Ltd	1,204,426
10,600	Nippon Paint Holdings Co Ltd	773,131
59,774	Nippon Steel Corp	564,832
8,700	Nissan Chemical Corp	447,605
11,400	Nitto Denko Corp	646,268
101,737	Norsk Hydro ASA(a)	283,835
52,690	Northern Star Resources Ltd	496,918
15,694	Novozymes A/S Class B	909,874
65,500	Oji Holdings Corp	305,581
26,801	Rio Tinto Ltd	1,835,155
80,862	Rio Tinto PLC	4,550,120
25,300	Shin-Etsu Chemical Co Ltd	2,969,247
9,200	Showa Denko KK	207,657
16,166	Smurfit Kappa Group PLC	543,268
5,519	Solvay SA	442,764
372,657	South32 Ltd	527,578
Shares		Fair Value
Basic Materials — (continued)
41,011	Stora Enso OYJ(b)	$ 490,872
110,500	Sumitomo Chemical Co Ltd	332,472
16,300	Sumitomo Metal Mining Co Ltd	459,168
45,199	Svenska Cellulosa AB SCA Class B(a)	540,633
9,542	Symrise AG	1,114,946
8,000	Taiyo Nippon Sanso Corp(a)	133,783
31,337	thyssenkrupp AG(a)(b)	223,566
102,200	Toray Industries Inc	482,387
19,400	Tosoh Corp	266,496
13,733	Umicore SA	648,251
38,740	UPM-Kymmene OYJ	1,122,087
7,239	voestalpine AG	156,328
13,173	Yara International ASA	459,241
		61,050,665
Communications — 5.93%
47,972	Altice Europe NV(a)	185,532
63,776	Auto Trader Group PLC(c)	415,071
70,540	Bollore SA(a)	222,579
603,345	BT Group PLC	852,904
7,800	CyberAgent Inc	383,399
8,192	Delivery Hero SE(a)(c)	841,866
15,200	Dentsu Group Inc	360,569
238,913	Deutsche Telekom AG	4,008,759
10,550	Elisa OYJ	641,981
19,000	Hakuhodo DY Holdings Inc	226,764
1,700	Hikari Tsushin Inc	388,702
227,900	HKT Trust & HKT Ltd	334,436
1,059	Iliad SA	206,726
89,506	Informa PLC	517,389
264,411	ITV PLC	244,310
6,791	JCDecaux SA(a)	126,857
10,700	Kakaku.com Inc	272,574
118,500	KDDI Corp	3,535,702
264,884	Koninklijke KPN NV	704,566
3,700	LINE Corp(a)	186,218
30,800	M3 Inc(a)	1,308,419
5,627	Mercari Inc(a)	174,725
9,500	MonotaRO Co Ltd	381,695
4,745	Nice Ltd(a)	894,443
92,800	Nippon Telegraph & Telephone Corp	2,162,189
406,295	Nokia OYJ(a)	1,775,447
85,200	NTT DOCOMO Inc	2,261,891
142,931	Orange SA	1,709,156
342,000	PCCW Ltd	195,543
55,537	Pearson PLC	395,219
34,758	Prosus NV(a)	3,231,032
11,365	Proximus SADP	231,585
15,517	Publicis Groupe SA	504,068
64,000	Rakuten Inc	565,312
8,314	Schibsted ASA Class B(a)	196,382
7,280	Scout24 AG(c)	563,234
24,743	SEEK Ltd	378,539
27,020	SES SA	184,624
587,100	Singapore Telecommunications Ltd	1,044,391

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
Communications — (continued)
120,000	Softbank Corp(a)(b)	$ 1,529,548
112,500	SoftBank Group Corp	5,673,113
128,913	Spark New Zealand Ltd	381,410
1,818	Swisscom AG	953,361
37,162	Tele2 AB	494,695
652,874	Telecom Italia SpA(b)	257,451
398,651	Telecom Italia SpA	155,155
209,194	Telefonaktiebolaget LM Ericsson	1,939,136
65,599	Telefonica Deutschland Holding AG	193,463
337,541	Telefonica SA	1,614,375
3,041	Telenet Group Holding NV	125,298
51,136	Telenor ASA	746,630
172,721	Telia Co AB	646,184
308,764	Telstra Corp Ltd	670,210
22,307	TPG Corp Ltd	138,682
8,900	Trend Micro Inc	497,372
6,569	United Internet AG	279,096
57,747	Vivendi SA	1,492,158
1,920,643	Vodafone Group PLC	3,052,879
3,502	Wix.com Ltd(a)	897,282
19,172	Wolters Kluwer NV(a)	1,497,436
87,872	WPP PLC	684,858
199,800	Z Holdings Corp	980,563
8,400	ZOZO Inc	187,254
		57,902,407
Consumer, Cyclical — 11.63%
2,100	ABC-Mart Inc(a)	123,193
13,580	Accor SA(a)	370,618
13,622	adidas AG(a)	3,591,448
47,800	Aeon Co Ltd	1,112,044
11,000	Aisin Seiki Co Ltd	322,431
7,500	ANA Holdings Inc(a)	171,397
39,397	Aristocrat Leisure Ltd	705,460
14,700	Bandai Namco Holdings Inc	773,780
73,028	Barratt Developments PLC	448,748
23,419	Bayerische Motoren Werke AG	1,495,078
8,436	Berkeley Group Holdings PLC	434,350
38,200	Bridgestone Corp(b)	1,232,923
24,960	Bunzl PLC	669,193
29,405	Burberry Group PLC	580,862
37,650	Cie Financiere Richemont SA	2,428,437
12,324	Cie Generale des Etablissements Michelin SCA	1,284,562
36,200	City Developments Ltd	221,221
115,102	Compass Group PLC	1,582,908
7,920	Continental AG(a)	778,622
500	Cosmos Pharmaceutical Corp	76,717
23,402	Crown Resorts Ltd	157,646
61,257	Daimler AG(a)	2,492,160
41,300	Daiwa House Industry Co Ltd	975,295
31,600	Denso Corp	1,239,259
18,499	Deutsche Lufthansa AG(a)(b)	185,590
16,729	Electrolux AB	281,464
9,682	Evolution Gaming Group AB(c)	575,068
Shares		Fair Value
Consumer, Cyclical — (continued)
17,600	FamilyMart Co Ltd	$ 302,155
4,200	Fast Retailing Co Ltd	2,414,042
4,863	Faurecia SE(a)	191,060
16,611	Ferguson PLC	1,357,809
8,590	Ferrari NV	1,471,420
76,812	Fiat Chrysler Automobiles NV(a)	777,188
11,072	Flutter Entertainment PLC(a)	1,461,766
157,000	Galaxy Entertainment Group Ltd	1,076,981
464,897	Genting Singapore Ltd	255,774
44,865	GVC Holdings PLC	411,116
58,855	Hennes & Mauritz AB Class B(b)	859,065
2,249	Hermes International	1,888,269
16,700	Hino Motors Ltd	113,303
117,600	Honda Motor Co Ltd	3,009,815
3,900	Hoshizaki Corp	334,272
10,056	Iida Group Holdings Co Ltd	154,544
78,095	Industria de Diseno Textil SA	2,072,121
12,363	InterContinental Hotels Group PLC	545,612
22,900	Isetan Mitsukoshi Holdings Ltd	131,790
41,500	Isuzu Motors Ltd	377,125
97,600	ITOCHU Corp	2,111,851
7,200	Japan Airlines Co Ltd	129,928
6,055	Jardine Cycle & Carriage Ltd	88,364
27,425	JD Sports Fashion PLC	211,012
14,900	JTEKT Corp	116,342
5,435	Kering SA	2,971,405
152,655	Kingfisher PLC	419,791
7,000	Koito Manufacturing Co Ltd	283,217
6,135	La Francaise des Jeux SAEM(a)(c)	189,621
3,700	Lawson Inc	186,112
19,814	LVMH Moet Hennessy Louis Vuitton SE	8,747,745
114,700	Marubeni Corp	521,013
14,800	Marui Group Co Ltd	267,722
45,900	Mazda Motor Corp	277,323
4,500	McDonald's Holdings Co Japan Ltd	243,214
15,487	Melco Resorts & Entertainment Ltd ADR	240,358
97,200	Mitsubishi Corp	2,054,004
43,700	Mitsubishi Motors Corp	108,307
117,200	Mitsui & Co Ltd	1,736,508
13,504	Moncler SpA(a)	519,274
9,546	Next PLC	577,842
20,600	NGK Insulators Ltd	285,425
10,100	NGK Spark Plug Co Ltd	145,166
8,100	Nintendo Co Ltd	3,621,258
170,100	Nissan Motor Co Ltd	630,807
5,700	Nitori Holdings Co Ltd	1,117,594
14,500	Oriental Land Co Ltd	1,916,119
31,900	Pan Pacific International Holdings Corp	702,332
155,700	Panasonic Corp	1,365,341
6,895	Pandora A/S	376,567

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
22,139	Persimmon PLC(a)	$ 626,292
41,830	Peugeot SA(a)	685,973
25,322	Pirelli & C SpA(a)(c)	107,728
6,153	Puma SE(a)	477,070
52,855	Qantas Airways Ltd	140,060
14,037	Renault SA(a)	359,256
17,700	Ryohin Keikaku Co Ltd	251,757
174,400	Sands China Ltd	687,003
1,478	SEB SA	245,169
14,000	Sega Sammy Holdings Inc	167,821
24,900	Sekisui Chemical Co Ltd	356,761
45,800	Sekisui House Ltd	874,421
13,300	Sharp Corp	142,636
1,500	Shimamura Co Ltd	101,598
5,200	Shimano Inc	999,902
100,000	Singapore Airlines Ltd	269,922
132,000	SJM Holdings Ltd	147,990
6,535	Sodexo SA	443,123
91,000	Sony Corp	6,281,746
9,200	Stanley Electric Co Ltd	222,710
44,900	Subaru Corp	940,192
86,800	Sumitomo Corp	998,325
52,800	Sumitomo Electric Industries Ltd	609,085
10,800	Sumitomo Rubber Industries Ltd	106,969
4,800	Sundrug Co Ltd	158,860
25,800	Suzuki Motor Corp	880,970
6,254	Swatch Group AG	587,113
147,718	Tabcorp Holdings Ltd	348,415
229,974	Taylor Wimpey PLC	405,762
12,200	Teijin Ltd	194,244
8,400	Toho Co Ltd	303,418
3,800	Toyoda Gosei Co Ltd	79,395
10,100	Toyota Industries Corp	536,842
151,355	Toyota Motor Corp	9,517,821
15,100	Toyota Tsusho Corp	385,070
2,800	Tsuruha Holdings Inc	386,717
16,300	USS Co Ltd	261,295
17,821	Valeo SA	470,033
2,339	Volkswagen AG(a)	377,648
107,832	Volvo AB Class B(a)	1,696,725
3,100	Welcia Holdings Co Ltd(a)	250,440
82,234	Wesfarmers Ltd	2,556,828
9,777	Whitbread PLC(a)	268,868
125,200	Wynn Macau Ltd	217,151
49,500	Yamada Denki Co Ltd	245,540
10,700	Yamaha Corp	504,666
20,800	Yamaha Motor Co Ltd	327,599
8,900	Yokohama Rubber Co Ltd	125,846
9,386	Zalando SE(a)(c)	665,845
		113,673,883
Consumer, Non-Cyclical — 27.84%
55,992	a2 Milk Co Ltd(a)	732,920
11,697	Adecco Group AG	551,345
1,367	Adyen NV(a)(c)	1,989,651
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
33,700	Ajinomoto Co Inc	$ 559,250
34,824	Alcon Inc(a)	2,000,960
13,800	Alfresa Holdings Corp	289,267
31,264	Amadeus IT Group SA	1,641,420
11,604	Ambu A/S	366,829
54,681	Anheuser-Busch InBev SA	2,695,566
26,600	Asahi Group Holdings Ltd	934,252
13,600	Asahi Intecc Co Ltd	388,149
32,122	Ashtead Group PLC	1,083,171
25,571	Associated British Foods PLC	604,446
135,000	Astellas Pharma Inc	2,254,441
94,432	AstraZeneca PLC	9,826,754
36,459	Atlantia SpA(a)	589,733
221	Barry Callebaut AG	421,853
70,546	Bayer AG	5,229,095
7,311	Beiersdorf AG	831,361
2,900	BeiGene Ltd ADR(a)	546,360
6,000	Benesse Holdings Inc(a)	160,918
3,047	BioMerieux	418,456
112,621	Brambles Ltd	853,934
164,222	British American Tobacco PLC	6,297,341
88,700	Budweiser Brewing Co APAC Ltd(c)	259,663
21,752	Bureau Veritas SA(a)	461,346
5,500	Calbee Inc	152,018
2,896	Carl Zeiss Meditec AG(a)	281,989
7,471	Carlsberg A/S	990,716
44,352	Carrefour SA(b)	687,810
3,820	Casino Guichard Perrachon SA(a)(b)	141,524
83	Chocoladefabriken Lindt & Spruengli AG	1,231,507
48,300	Chugai Pharmaceutical Co Ltd	2,585,981
35,390	Coca-Cola Amatil Ltd	213,170
9,100	Coca-Cola Bottlers Japan Holdings Inc	165,042
13,675	Coca-Cola European Partners PLC	518,955
14,554	Coca-Cola HBC AG	364,151
4,274	Cochlear Ltd	561,128
98,420	Coles Group Ltd	1,169,951
8,811	Coloplast A/S	1,373,353
3,646	Colruyt SA	200,381
32,494	CSL Ltd	6,462,678
17,000	Dai Nippon Printing Co Ltd	390,836
40,700	Daiichi Sankyo Co Ltd	3,328,919
21,400	Dairy Farm International Holdings Ltd	97,798
44,523	Danone SA(a)	3,090,469
43,107	Davide Campari-Milano SpA(b)	364,552
8,317	Demant A/S(a)	220,410
167,539	Diageo PLC	5,567,496
1,744	DiaSorin SpA	334,926
17,467	Edenred	766,067
17,900	Eisai Co Ltd	1,422,136
20,390	EssilorLuxottica SA(a)	2,622,314
43,997	Essity AB Class B(a)	1,426,444
850	Eurofins Scientific SE(a)	536,122
64,670	Experian PLC	2,269,030

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
39,431	Fisher & Paykel Healthcare Corp Ltd	$ 908,363
15,430	Fresenius Medical Care AG & Co KGaA(a)	1,327,435
30,017	Fresenius SE & Co KGaA(a)	1,491,924
2,922	Galapagos NV(a)	576,735
4,691	Genmab A/S(a)	1,581,773
359,700	GlaxoSmithKline PLC	7,264,918
3,100	GMO Payment Gateway Inc	324,240
9,346	GN Store Nord A/S	500,295
22,075	Grifols SA	671,254
4,439	H Lundbeck A/S	167,725
8,125	Heineken Holding NV	665,003
18,639	Heineken NV	1,718,403
7,297	Henkel AG & Co KGaA	610,467
11,669	Hikma Pharmaceuticals PLC	320,065
3,800	Hisamitsu Pharmaceutical Co Inc	205,412
6,500	ICA Gruppen AB(b)	308,975
67,767	Imperial Brands PLC	1,289,633
11,425	Intertek Group PLC	769,200
2,414	Ipsen SA	204,782
3,200	Ito En Ltd	180,636
128,014	J Sainsbury PLC	331,135
86,200	Japan Tobacco Inc	1,600,971
16,200	Jardine Strategic Holdings Ltd	337,608
18,671	Jeronimo Martins SGPS SA(a)	326,740
8,000	Just Eat Takeaway.com NV(a)(b)(c)	836,196
34,800	Kao Corp	2,761,652
11,423	Kerry Group PLC Class A	1,419,042
10,800	Kikkoman Corp	521,615
59,100	Kirin Holdings Co Ltd	1,245,814
3,600	Kobayashi Pharmaceutical Co Ltd	316,528
3,900	Kobe Bussan Co Ltd(a)	221,464
78,804	Koninklijke Ahold Delhaize NV	2,147,719
64,576	Koninklijke Philips NV(a)	3,012,308
2,400	Kose Corp	290,513
18,000	Kyowa Kirin Co Ltd	473,845
16,600	Lion Corp	399,257
5,373	Lonza Group AG	2,846,066
18,037	L'Oreal SA(a)	5,821,355
13,500	Medipal Holdings Corp	260,558
8,600	MEIJI Holdings Co Ltd	684,355
9,254	Merck KGaA	1,077,604
11,828	Metro AG	112,249
30,827	Mowi ASA	587,614
212,975	Nestle SA	23,612,671
23,105	Nexi SpA(a)(c)	400,651
6,000	NH Foods Ltd(a)	241,443
10,900	Nihon M&A Center Inc	495,710
3,400	Nippon Shinyaku Co Ltd(a)	277,517
13,425	Nisshin Seifun Group Inc	200,457
4,300	Nissin Foods Holdings Co Ltd	380,979
7,190	NMC Health PLC	445
153,800	Novartis AG	13,399,220
126,678	Novo Nordisk A/S Class B	8,252,785
33,184	Ocado Group PLC(a)	833,512
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
85,000	Olympus Corp	$ 1,636,462
25,600	Ono Pharmaceutical Co Ltd	747,175
6,982	Orion OYJ Class B	338,586
58,164	Orkla ASA	510,656
3,671	Orpea	424,011
28,300	Otsuka Holdings Co Ltd	1,233,369
9,600	Park24 Co Ltd	164,592
7,000	PeptiDream Inc(a)	322,528
15,238	Pernod Ricard SA	2,399,462
11,400	Persol Holdings Co Ltd	157,170
8,700	Pigeon Corp	336,734
6,000	Pola Orbis Holdings Inc	104,751
16,638	Qiagen NV(a)	716,678
11,592	Ramsay Health Care Ltd	535,344
8,098	Randstad NV	362,101
50,788	Reckitt Benckiser Group PLC	4,671,144
7,766	Recordati SpA	388,598
90,000	Recruit Holdings Co Ltd	3,095,118
137,626	RELX PLC	3,184,597
1,505	Remy Cointreau SA(b)	205,320
131,053	Rentokil Initial PLC	828,342
50,298	Roche Holding AG	17,425,719
24,649	Ryman Healthcare Ltd(a)	209,121
80,734	Sanofi	8,233,592
23,100	Santen Pharmaceutical Co Ltd	425,259
2,085	Sartorius Stedim Biotech	528,623
15,300	Secom Co Ltd	1,342,463
23,434	Securitas AB Class B(a)	316,880
54,400	Seven & i Holdings Co Ltd	1,779,616
424	SGS SA	1,038,650
15,200	Shimadzu Corp	405,797
19,700	Shionogi & Co Ltd	1,235,848
28,800	Shiseido Co Ltd	1,835,154
11,124	Siemens Healthineers AG(c)	534,707
61,223	Smith & Nephew PLC	1,140,425
5,600	Sohgo Security Services Co Ltd(a)	261,484
33,360	Sonic Healthcare Ltd	704,455
3,817	Sonova Holding AG	764,069
717	Straumann Holding AG	619,837
10,700	Sumitomo Dainippon Pharma Co Ltd	148,276
10,300	Suntory Beverage & Food Ltd	401,888
5,360	Suzuken Co Ltd	200,248
12,605	Swedish Match AB	889,354
12,000	Sysmex Corp	921,140
1,400	Taisho Pharmaceutical Holdings Co Ltd	85,914
113,752	Takeda Pharmaceutical Co Ltd	4,086,878
46,700	Terumo Corp	1,777,532
702,419	Tesco PLC	1,974,796
80,719	Teva Pharmaceutical Industries Ltd Sponsored ADR(a)	995,265
20,000	Toppan Printing Co Ltd	334,379
6,500	Toyo Suisan Kaisha Ltd	363,180
198,279	Transurban Group	1,944,461
52,074	Treasury Wine Estates Ltd	378,883
8,955	UCB SA	1,039,191

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
29,700	Unicharm Corp	$ 1,218,072
105,060	Unilever NV	5,601,538
84,254	Unilever PLC	4,543,692
3,143	Vifor Pharma AG	475,495
709,500	WH Group Ltd(c)	613,146
137,900	Wilmar International Ltd	407,877
163,432	Wm Morrison Supermarkets PLC	384,901
90,320	Woolworths Group Ltd	2,328,151
9,281	Worldline SA(a)(c)	809,202
8,900	Yakult Honsha Co Ltd	523,623
8,000	Yamazaki Baking Co Ltd(a)	137,418
		272,090,127
Diversified — 0.23%
192,924	CK Hutchison Holdings Ltd	1,249,296
15,979	Jardine Matheson Holdings Ltd	663,289
38,500	Swire Pacific Ltd	204,619
9,658	Washington H Soul Pattinson & Co Ltd(a)	131,183
		2,248,387
Energy — 3.48%
18,322	Ampol Ltd	373,334
84,948	APA Group	656,843
1,455,117	BP PLC	5,573,691
6,822	DCC PLC	569,082
224,650	ENEOS Holdings Inc	800,780
183,053	Eni SpA	1,754,740
72,087	Equinor ASA	1,038,462
37,736	Galp Energia SGPS SA	437,735
13,456	Idemitsu Kosan Co Ltd	287,179
71,400	Inpex Corp	445,840
5,247	Koninklijke Vopak NV	277,535
11,956	Lundin Energy AB	291,794
30,706	Neste OYJ	1,206,006
154,501	Oil Search Ltd	342,398
10,923	OMV AG(a)	368,583
99,564	Repsol SA	879,748
294,180	Royal Dutch Shell PLC	4,709,445
266,652	Royal Dutch Shell PLC Class B	4,041,849
122,116	Santos Ltd	453,852
18,274	Siemens Gamesa Renewable Energy SA(a)	325,366
175,993	Total SA(b)	6,785,980
13,797	Vestas Wind Systems A/S	1,412,852
65,532	Woodside Petroleum Ltd	990,360
		34,023,454
Financial — 18.54%
71,549	3i Group PLC	736,560
29,634	ABN AMRO Bank NV(a)(c)	255,019
25,100	Acom Co Ltd	96,053
13,311	Admiral Group PLC	377,321
123,434	Aegon NV	364,866
6,710	Aeon Mall Co Ltd	89,168
Shares		Fair Value
Financial — (continued)
8,799	AerCap Holdings NV(a)	$ 271,009
16,363	Afterpay Ltd(a)	706,678
12,217	Ageas SA	432,965
865,600	AIA Group Ltd	8,099,943
29,982	Allianz SE	6,126,566
218,103	AMP Ltd(a)	282,208
4,610	Amundi SA(a)(c)	362,406
10,000	Aozora Bank Ltd	174,372
83,889	Aroundtown SA(a)	480,834
194,735	Ascendas REIT	446,802
79,678	Assicurazioni Generali SpA	1,210,325
14,367	ASX Ltd	853,948
204,602	Australia & New Zealand Banking Group Ltd	2,654,733
281,043	Aviva PLC	952,209
138,799	AXA SA(a)	2,920,724
3,110	Azrieli Group Ltd	141,744
3,602	Baloise Holding AG	542,643
474,485	Banco Bilbao Vizcaya Argentaria SA	1,633,621
106,001	Banco Espirito Santo SA(a)	191
1,196,891	Banco Santander SA(a)	2,928,126
84,145	Bank Hapoalim BM	503,032
105,114	Bank Leumi Le-Israel BM	528,504
83,520	Bank of East Asia Ltd(b)	191,452
3,800	Bank of Kyoto Ltd	135,014
49,285	Bankinter SA	236,228
2,160	Banque Cantonale Vaudoise	210,346
1,235,218	Barclays PLC	1,742,333
80,970	BNP Paribas SA(a)	3,235,061
265,000	BOC Hong Kong Holdings Ltd	848,502
60,353	British Land Co PLC REIT	288,621
254,543	CaixaBank SA	544,538
212,869	CapitaLand Commercial Trust REIT(a)	260,522
195,000	CapitaLand Ltd(a)	411,966
185,700	CapitaLand Mall Trust REIT(a)	263,495
44,000	Chiba Bank Ltd(a)	208,021
187,924	CK Asset Holdings Ltd	1,126,942
11,538	CNP Assurances(a)	133,822
71,710	Commerzbank AG(a)	319,600
126,736	Commonwealth Bank of Australia	6,120,613
78,500	Concordia Financial Group Ltd	252,382
3,737	Covivio REIT	271,057
82,726	Credit Agricole SA(a)	785,537
173,795	Credit Suisse Group AG	1,808,315
77,100	Dai-ichi Life Holdings Inc	922,887
5,000	Daito Trust Construction Co Ltd	460,807
139	Daiwa House REIT Investment Corp(a)	327,012
92,200	Daiwa Securities Group Inc	387,323
45,655	Danske Bank A/S(a)	610,337
128,782	DBS Group Holdings Ltd	1,937,761
140,577	Deutsche Bank AG(a)	1,341,112
13,719	Deutsche Boerse AG	2,482,808
23,690	Deutsche Wohnen SE	1,064,520
81,498	Dexus REIT	523,079

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
Financial — (continued)
100,338	Direct Line Insurance Group PLC	$ 336,314
69,651	DNB ASA(a)	929,667
17,577	EQT AB(b)	316,929
21,497	Erste Group Bank AG(a)	507,708
3,133	Eurazeo SE(a)	160,991
8,047	Exor NV	461,874
43,594	FinecoBank Banca Fineco SpA(a)	590,001
13,900	Fukuoka Financial Group Inc(a)	219,772
3,156	Gecina SA REIT	389,787
15,523	Gjensidige Forsikring ASA(a)	286,806
281	GLP J-Reit(a)	406,059
120,209	Goodman Group REIT	1,240,340
146,379	GPT Group REIT	425,246
8,387	Groupe Bruxelles Lambert SA	690,522
148,000	Hang Lung Properties Ltd	351,837
55,000	Hang Seng Bank Ltd	926,325
4,397	Hannover Rueck SE	759,904
23,771	Hargreaves Lansdown PLC	479,220
109,830	Henderson Land Development Co Ltd	418,859
85,312	Hong Kong Exchanges & Clearing Ltd	3,633,586
87,400	Hongkong Land Holdings Ltd	363,543
1,448,854	HSBC Holdings PLC	6,732,766
18,300	Hulic Co Ltd(a)	172,771
2,236	ICADE REIT	156,135
10,895	Industrivarden AB(a)	248,341
276,372	ING Groep NV	1,926,555
162,398	Insurance Australia Group Ltd(a)	651,759
1,076,782	Intesa Sanpaolo SpA(a)	2,069,232
32,348	Investor AB	1,715,994
84,295	Israel Discount Bank Ltd	257,098
37,300	Japan Exchange Group Inc	863,866
30,400	Japan Post Bank Co Ltd	226,091
115,000	Japan Post Holdings Co Ltd	820,718
16,900	Japan Post Insurance Co Ltd	222,681
57	Japan Prime Realty Investment Corp REIT	167,216
95	Japan Real Estate Investment Corp REIT	487,551
171	Japan Retail Fund Investment Corp REIT	213,883
15,742	Julius Baer Group Ltd	661,126
17,688	KBC Group NV	1,016,193
45,500	Kerry Properties Ltd	118,192
18,671	Kinnevik AB Class B(a)	492,864
14,602	Klepierre SA REIT(b)	291,875
4,976	L E Lundbergforetagen AB Class B(a)	226,824
47,727	Land Securities Group PLC REIT	325,981
5,252	LEG Immobilien AG(a)	666,138
423,985	Legal & General Group PLC	1,155,360
150,900	Link REIT	1,238,914
4,983,573	Lloyds Banking Group PLC	1,922,150
Shares		Fair Value
Financial — (continued)
22,699	London Stock Exchange Group PLC	$ 2,360,014
188,275	M&G PLC	390,825
23,824	Macquarie Group Ltd	1,977,199
9,848	Magellan Financial Group Ltd(a)	402,148
72,881	Mapfre SA	130,142
162,000	Mapletree Commercial Trust REIT	226,671
196,200	Mapletree Logistics Trust REIT	275,446
66,650	Mebuki Financial Group Inc	155,258
204,277	Medibank Pvt Ltd	423,517
46,066	Mediobanca Banca di Credito Finanziario SpA	332,655
352,619	Melrose Industries PLC	496,812
289,128	Mirvac Group REIT	436,756
84,600	Mitsubishi Estate Co Ltd	1,260,694
882,100	Mitsubishi UFJ Financial Group Inc(b)	3,471,527
27,800	Mitsubishi UFJ Lease & Finance Co Ltd(a)	132,657
62,300	Mitsui Fudosan Co Ltd	1,106,743
6,741	Mizrahi Tefahot Bank Ltd(a)	126,664
1,735,400	Mizuho Financial Group Inc	2,134,619
31,100	MS&AD Insurance Group Holdings Inc	856,454
10,322	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,687,785
227,587	National Australia Bank Ltd	2,884,057
66,115	Natixis SA(a)	174,380
107,108	New World Development Co Ltd	508,557
83	Nippon Building Fund Inc REIT	472,699
149	Nippon Prologis REIT Inc(a)	452,757
22,377	NN Group NV	752,038
215,700	Nomura Holdings Inc	969,267
8,400	Nomura Real Estate Holdings Inc	156,386
308	Nomura Real Estate Master Fund Inc REIT	368,891
233,499	Nordea Bank Abp(a)	1,619,387
93,200	ORIX Corp	1,157,288
188	Orix JREIT Inc(a)	247,809
236,667	Oversea-Chinese Banking Corp Ltd	1,542,546
1,338	Partners Group Holding AG	1,218,507
187,925	Prudential PLC	2,830,495
109,863	QBE Insurance Group Ltd	677,974
9,542	Raiffeisen Bank International AG	170,546
3,507	REA Group Ltd(b)	264,264
155,100	Resona Holdings Inc	530,736
343,933	Royal Bank of Scotland Group PLC	516,113
75,441	RSA Insurance Group PLC	381,972
32,226	Sampo OYJ	1,110,818
18,440	SBI Holdings Inc	400,157
369,075	Scentre Group REIT	560,307
8,153	Schroders PLC	297,464

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
Financial — (continued)
11,012	SCOR SE(a)	$ 304,131
80,879	Segro PLC REIT	894,317
36,500	Seven Bank Ltd	100,040
6,400	Shinsei Bank Ltd	77,409
32,000	Shizuoka Bank Ltd(a)	205,857
59,600	Singapore Exchange Ltd	358,653
226,826	Sino Land Co Ltd	286,980
114,866	Skandinaviska Enskilda Banken AB(a)	997,100
58,040	Societe Generale SA(a)	970,406
1,037	Sofina SA	273,822
24,850	Sompo Holdings Inc	855,471
11,100	Sony Financial Holdings Inc	268,009
40,617	St James's Place PLC	477,492
196,569	Standard Chartered PLC	1,065,315
180,309	Standard Life Aberdeen PLC	597,264
165,723	Stockland REIT(a)	384,278
93,900	Sumitomo Mitsui Financial Group Inc	2,650,027
22,086	Sumitomo Mitsui Trust Holdings Inc	622,392
21,300	Sumitomo Realty & Development Co Ltd	587,937
95,000	Sun Hung Kai Properties Ltd	1,213,648
92,447	Suncorp Group Ltd	594,053
158,100	Suntec REIT	161,506
112,808	Svenska Handelsbanken AB Class A(a)	1,071,148
66,120	Swedbank AB Class A(a)	849,039
91,800	Swire Properties Ltd	234,381
2,176	Swiss Life Holding AG	809,513
5,817	Swiss Prime Site AG	539,616
20,979	Swiss Re AG	1,626,597
38,600	T&D Holdings Inc	331,543
45,900	Tokio Marine Holdings Inc	2,009,182
2,700	Tokyo Century Corp	138,257
48,200	Tokyu Fudosan Holdings Corp	226,756
8,945	Tryg A/S	259,891
263,860	UBS Group AG	3,047,336
9,723	Unibail-Rodamco-Westfield REIT(b)	548,052
141,968	UniCredit SpA(a)	1,310,247
83,206	United Overseas Bank Ltd	1,215,795
240	United Urban Investment Corp REIT	258,492
31,206	UOL Group Ltd(a)	153,431
237,809	Vicinity Centres REIT	238,357
36,881	Vonovia SE(a)	2,254,269
1,821	Wendel SE(a)	173,791
255,506	Westpac Banking Corp	3,202,346
67,300	Wharf Real Estate Investment Co Ltd(b)	323,081
45,000	Wheelock & Co Ltd	355,702
10,775	Zurich Insurance Group AG	3,817,911
		181,158,988
Industrial — 12.66%
132,107	ABB Ltd	2,996,575
Shares		Fair Value
Industrial — (continued)
19,475	ACS Actividades de Construccion y Servicios SA	$ 500,491
4,726	Aena SME SA(a)(c)	632,060
2,294	Aeroports de Paris(a)	236,833
13,000	AGC Inc	372,704
42,102	Airbus SE(a)	3,016,755
21,830	Alfa Laval AB(a)	481,574
13,650	Alstom SA	636,100
21,900	Amada Co Ltd	179,314
4,766	Andritz AG(a)	173,772
726	AP Moller - Maersk A/S	829,904
72,776	Assa Abloy AB Class B	1,489,542
46,164	Atlas Copco AB Class A	1,965,915
28,485	Atlas Copco AB Class B	1,058,447
71,879	Auckland International Airport Ltd	305,684
147,617	Aurizon Holdings Ltd	502,321
230,249	BAE Systems PLC	1,376,476
15,442	Bouygues SA(a)	528,955
14,600	Brother Industries Ltd	263,780
15,100	Casio Computer Co Ltd	263,429
17,723	Cellnex Telecom SA(c)	1,082,476
10,400	Central Japan Railway Co	1,608,446
34,319	Cie de Saint-Gobain(a)	1,238,257
6,584	CIMIC Group Ltd	110,641
51,500	CK Infrastructure Holdings Ltd	266,217
74,713	CNH Industrial NV(a)	524,902
57,459	CRH PLC	1,977,745
6,700	Daifuku Co Ltd	587,135
18,100	Daikin Industries Ltd	2,928,580
174	Dassault Aviation SA(a)	159,644
69,988	Deutsche Post AG(a)	2,569,939
2,100	Disco Corp	512,166
15,493	DSV Panalpina A/S	1,903,082
21,900	East Japan Railway Co	1,517,566
5,594	Eiffage SA(a)	512,781
1,881	Elbit Systems Ltd	258,492
29,726	Epiroc AB	365,069
48,882	Epiroc AB Class A	612,511
14,000	FANUC Corp	2,509,780
33,067	Ferrovial SA(a)	883,879
3,234	Fraport AG Frankfurt Airport Services Worldwide(a)(b)	141,664
10,700	Fuji Electric Co Ltd	294,506
11,350	GEA Group AG(a)	360,228
2,605	Geberit AG	1,307,022
32,307	Getlink SE(a)	467,180
28,110	Halma PLC	800,509
16,200	Hankyu Hanshin Holdings Inc(a)	547,208
10,308	HeidelbergCement AG	551,803
18,647	Hexagon AB(a)	1,095,056
2,579	Hirose Electric Co Ltd	283,195
6,700	Hitachi Construction Machinery Co Ltd	186,119
69,700	Hitachi Ltd	2,215,403
1,959	Hochtief AG	174,310
27,400	Hoya Corp	2,623,796
25,388	Husqvarna AB	208,944

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
Industrial — (continued)
14,390	Infrastrutture Wireless Italiane SpA(c)	$ 144,450
8,803	Investment AB Latour(b)	159,829
32,805	James Hardie Industries PLC	632,105
3,100	Japan Airport Terminal Co Ltd	132,283
14,000	JGC Holdings Corp	147,629
13,100	JSR Corp	254,139
34,700	Kajima Corp	414,903
7,500	Kamigumi Co Ltd	147,499
9,700	Kawasaki Heavy Industries Ltd	140,103
6,600	Keihan Holdings Co Ltd	294,751
15,000	Keikyu Corp	229,532
7,000	Keio Corp	400,611
8,600	Keisei Electric Railway Co Ltd	269,528
107,900	Keppel Corp Ltd(b)	464,717
12,960	Keyence Corp	5,431,038
11,123	Kingspan Group PLC	718,057
12,100	Kintetsu Group Holdings Co Ltd	542,921
4,493	KION Group AG(a)	276,632
3,438	Knorr-Bremse AG	348,906
61,200	Komatsu Ltd	1,253,408
24,649	Kone Oyj Class B	1,700,019
72,900	Kubota Corp(b)	1,090,492
4,016	Kuehne + Nagel International AG(a)	668,939
7,300	Kurita Water Industries Ltd	203,072
23,300	Kyocera Corp	1,271,821
11,700	Kyushu Railway Co	304,010
35,453	LafargeHolcim Ltd	1,561,919
19,694	Legrand SA	1,496,392
40,220	Lendlease Group	347,630
26,809	Leonardo SpA	178,717
20,500	LIXIL Group Corp	287,908
16,000	Makita Corp	581,831
4,000	Maruichi Steel Tube Ltd(a)	99,701
26,900	MINEBEA MITSUMI Inc	490,323
20,400	MISUMI Group Inc	512,211
132,900	Mitsubishi Electric Corp	1,735,843
22,300	Mitsubishi Heavy Industries Ltd	526,505
6,200	Miura Co Ltd	258,355
113,203	MTR Corp Ltd	588,739
3,738	MTU Aero Engines AG(a)	650,785
41,200	Murata Manufacturing Co Ltd	2,428,678
9,000	Nabtesco Corp(b)	278,525
13,400	Nagoya Railroad Co Ltd(a)	377,684
7,697	Neles OYJ(a)	252,950
22,556	Nibe Industrier AB Class B(a)	500,288
32,200	Nidec Corp	2,169,275
21,700	Nikon Corp	182,244
5,300	Nippon Express Co Ltd	274,824
9,800	Nippon Yusen KK	138,701
23,700	NSK Ltd	176,864
105,527	NWS Holdings Ltd	91,793
49,100	Obayashi Corp	461,612
20,500	Odakyu Electric Railway Co Ltd	503,434
12,800	Omron Corp	857,321
28,182	Orica Ltd	325,913
Shares		Fair Value
Industrial — (continued)
38,980	Poste Italiane SpA(c)	$ 340,498
16,413	Prysmian SpA	380,752
2,300	Rinnai Corp	192,609
122,817	Rolls-Royce Holdings PLC	433,466
23,169	Safran SA(a)	2,330,589
81,570	Sandvik AB(a)	1,535,617
4,455	Schindler Holding AG	1,054,883
39,582	Schneider Electric SE	4,402,951
14,100	Seibu Holdings Inc	153,580
10,900	SG Holdings Co Ltd	355,707
35,500	Shimizu Corp	292,452
54,768	Siemens AG	6,459,154
9,036	Sika AG	1,741,892
115,200	Singapore Technologies Engineering Ltd	274,953
24,609	Skanska AB Class B(a)	502,399
27,516	SKF AB Class B	514,371
4,000	SMC Corp	2,055,684
28,484	Smiths Group PLC	497,777
5,196	Spirax-Sarco Engineering PLC	639,549
7,400	Sumitomo Heavy Industries Ltd	161,846
92,642	Sydney Airport	365,619
8,900	Taiheiyo Cement Corp	206,784
14,300	Taisei Corp	521,179
9,000	TDK Corp	895,963
101,000	Techtronic Industries Co Ltd	999,350
34,736	Tenaris SA	225,735
7,921	Thales SA	641,087
7,700	THK Co Ltd	191,712
14,200	Tobu Railway Co Ltd	469,160
37,100	Tokyu Corp	522,307
28,600	Toshiba Corp	917,482
9,500	TOTO Ltd	365,260
22,000	Venture Corp Ltd	257,107
36,599	Vinci SA	3,393,564
32,083	Wartsila OYJ Abp(b)	266,129
11,600	West Japan Railway Co	650,632
20,900	Yamato Holdings Co Ltd	453,685
143,900	Yangzijiang Shipbuilding Holdings Ltd	96,873
16,400	Yaskawa Electric Corp	570,114
14,700	Yokogawa Electric Corp	230,330
		123,736,042
Technology — 5.28%
14,900	Advantest Corp	850,350
20,300	ASM Pacific Technology Ltd	214,530
30,474	ASML Holding NV	11,147,737
7,157	Atos SE(a)	613,589
4,645	AVEVA Group PLC	235,458
72,100	Canon Inc(b)	1,438,253
11,439	Capgemini SE	1,320,071
8,028	Check Point Software Technologies Ltd(a)	862,448
35,302	Computershare Ltd	326,877
2,729	CyberArk Software Ltd(a)	270,908
9,491	Dassault Systemes SE	1,647,563
26,000	FUJIFILM Holdings Corp	1,112,844

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
Technology — (continued)
14,300	Fujitsu Ltd	$ 1,674,292
9,500	Hamamatsu Photonics KK	413,675
88,608	Infineon Technologies AG	2,076,269
4,334	Ingenico Group SA(a)	696,359
7,200	Itochu Techno-Solutions Corp	270,769
7,400	Konami Holdings Corp	246,930
5,700	Lasertec Corp(a)	538,824
10,976	Logitech International SA	719,251
18,300	NEC Corp	879,236
3,597	Nemetschek SE	247,157
34,900	Nexon Co Ltd	787,219
21,469	Nomura Research Institute Ltd	586,377
43,300	NTT Data Corp	484,111
5,000	Obic Co Ltd	881,195
2,600	Oracle Corp Japan	308,393
7,500	Otsuka Corp(a)	396,117
53,900	Renesas Electronics Corp(a)	277,068
48,600	Ricoh Co Ltd	348,733
6,700	Rohm Co Ltd	445,492
80,133	Sage Group PLC	664,979
74,650	SAP SE	10,435,237
3,300	SCSK Corp(a)	161,452
18,000	Seiko Epson Corp	206,202
6,700	Square Enix Holdings Co Ltd	339,450
47,972	STMicroelectronics NV	1,307,629
19,000	SUMCO Corp	292,109
9,876	TeamViewer AG(a)	539,248
4,200	Teleperformance	1,069,659
4,540	Temenos AG	705,625
16,700	TIS Inc(a)	353,583
10,600	Tokyo Electron Ltd	2,615,484
6,235	Ubisoft Entertainment SA(a)	516,321
7,563	WiseTech Global Ltd	102,312
		51,627,385
Utilities — 3.86%
47,403	AGL Energy Ltd	560,784
114,571	AusNet Services	132,372
47,700	Chubu Electric Power Co Inc	598,251
19,300	Chugoku Electric Power Co Inc	257,308
118,500	CLP Holdings Ltd	1,163,817
158,890	E.ON SE	1,793,491
183,421	EDP - Energias de Portugal SA	875,512
11,100	Electric Power Development Co Ltd	210,417
42,963	Electricite de France SA	399,428
2,261	Elia Group SA	245,975
17,322	Enagas SA	423,756
23,524	Endesa SA	583,539
582,285	Enel SpA(a)	5,035,836
130,979	Engie SA(a)	1,624,385
31,486	Fortum OYJ(a)	600,691
179,000	HK Electric Investments & HK Electric Investments Ltd(c)	185,925
769,504	Hong Kong & China Gas Co Ltd	1,195,939
415,028	Iberdrola SA(a)	4,845,292
Shares		Fair Value
Utilities — (continued)
49,700	Kansai Electric Power Co Inc	$ 481,592
27,400	Kyushu Electric Power Co Inc	229,643
48,821	Mercury NZ Ltd	148,739
95,910	Meridian Energy Ltd	298,981
249,192	National Grid PLC	3,039,617
22,232	Naturgy Energy Group SA	415,046
132,371	Origin Energy Ltd	538,648
13,371	Orsted A/S(c)	1,543,033
27,800	Osaka Gas Co Ltd	549,522
101,000	Power Assets Holdings Ltd	551,871
31,865	Red Electrica Corp SA	596,177
41,810	RWE AG	1,463,639
17,518	Severn Trent PLC	535,899
147,980	Snam SpA	721,422
75,701	SSE PLC	1,281,380
23,661	Suez SA	278,101
104,751	Terna Rete Elettrica Nazionale SpA	722,522
5,200	Toho Gas Co Ltd	259,909
29,200	Tohoku Electric Power Co Inc	277,388
105,700	Tokyo Electric Power Co Holdings Inc(a)	325,153
24,100	Tokyo Gas Co Ltd	577,065
14,554	Uniper SE	469,642
50,321	United Utilities Group PLC	565,318
39,872	Veolia Environnement SA	900,352
5,051	Verbund AG(b)	226,851
		37,730,228
TOTAL COMMON STOCK — 95.70% (Cost $888,194,647)		$935,241,566
PREFERRED STOCK
Basic Materials — 0.02%
4,398	Fuchs Petrolub SE(b)	176,772
Consumer, Cyclical — 0.30%
4,163	Bayerische Motoren Werke AG	202,225
11,388	Porsche Automobil Holding SE	659,576
13,462	Volkswagen AG	2,046,216
		2,908,017
Consumer, Non-Cyclical — 0.12%
12,866	Henkel AG & Co KGaA	1,200,311
Industrial — 0.09%
2,566	Sartorius AG	846,899
TOTAL PREFERRED STOCK — 0.53% (Cost $5,469,716)		$ 5,131,999
RIGHTS
Communications — 0.01%
337,541	Telefonica SA(a)	59,104

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
Energy — 0.00%(d)
99,564	Repsol SA(a)	$ 48,454
Industrial — 0.00%(d)
19,475	ACS Actividades de Construccion y Servicios SA(a)	30,372
TOTAL RIGHTS — 0.01% (Cost $266,246)		$ 137,930
GOVERNMENT MONEY MARKET MUTUAL FUNDS
801,000	BlackRock FedFund Institutional Class(e), 0.10%(f)	801,000
801,000	Federated Hermes Government Obligations Fund Premier Shares(e), 0.11%(f)	801,000
801,000	Fidelity® Investments Money Market Government Portfolio Institutional Class(e), 0.10%(f)	801,000
801,000	Goldman Sachs Financial Square Government Fund Institutional Class(e), 0.15%(f)	801,000
801,000	Invesco Government & Agency Portfolio Institutional Class(e), 0.09%(f)	801,000
801,000	JPMorgan U.S. Government Money Market Fund Capital Shares(e), 0.10%(f)	801,000
801,000	Morgan Stanley Government Portfolio Institutional Class(e), 0.05%(f)	801,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.57% (Cost $5,607,000)		$ 5,607,000
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 2.04%
$6,077,547	Undivided interest of 25.46% in a repurchase agreement (principal amount/value $23,868,527 with a maturity value of $23,868,587) with HSBC Securities (USA) Inc, 0.09%, dated 6/30/20 to be repurchased at $6,077,547 on 7/1/20 collateralized by various U.S. Government Agency securities, 2.50% - 4.50%, 2/1/26 - 5/1/50, with a value of $24,345,898.(e)	6,077,547
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,750,251	Undivided interest of 38.22% in a repurchase agreement (principal amount/value $4,579,175 with a maturity value of $4,579,184) with JP Morgan Securities, 0.07%, dated 6/30/20 to be repurchased at $1,750,251 on 7/1/20 collateralized by U.S. Treasury securities, 0.00% - 2.50%, 10/8/20 - 4/30/23, with a value of $4,670,759.(e)	$ 1,750,251
6,077,547	Undivided interest of 8.96% in a repurchase agreement (principal amount/value $67,853,165 with a maturity value of $67,853,335) with Citigroup Global Markets Inc, 0.09%, dated 6/30/20 to be repurchased at $6,077,547 on 7/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.50% - 7.50%, 7/31/21 - 5/20/70, with a value of $69,210,231.(e)	6,077,547
6,077,546	Undivided interest of 9.17% in a repurchase agreement (principal amount/value $66,244,813 with a maturity value of $66,244,979) with RBC Capital Markets Corp, 0.09%, dated 6/30/20 to be repurchased at $6,077,546 on 7/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 7/31/20 - 7/1/50, with a value of $67,569,710.(e)	6,077,546
TOTAL SHORT TERM INVESTMENTS — 2.04% (Cost $19,982,891)		$ 19,982,891
TOTAL INVESTMENTS — 98.85% (Cost $919,520,500)		$966,101,386
OTHER ASSETS & LIABILITIES, NET — 1.15%		$ 11,216,058
TOTAL NET ASSETS — 100.00%		$977,317,444

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at June 30, 2020.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(d)	Represents less than 0.005% of net assets.
(e)	Collateral received for securities on loan.
(f)	Rate shown is the 7-day yield as of June 30, 2020.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At June 30, 2020, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
MSCI EAFE Index Long Futures	384	USD	34,145,280	September 2020	$316,800
At June 30, 2020, the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
MEL	USD	58,305	AUD	89,704	July 03, 2020	$(3,600)
MEL	USD	2,599	AUD	3,952	July 08, 2020	(128)
MEL	USD	6,388	AUD	9,290	July 13, 2020	(23)
MEL	USD	18,538	AUD	26,965	August 14, 2020	(73)
MEL	USD	21,584	AUD	31,396	August 28, 2020	(86)
MEL	USD	10,265	AUD	14,931	August 31, 2020	(41)
MEL	USD	5,068	AUD	7,372	September 14, 2020	(20)
MEL	USD	13,403	AUD	19,495	September 16, 2020	(53)
MEL	USD	30,518	CHF	28,854	July 02, 2020	62
MEL	USD	1,126,077	CHF	1,091,000	July 09, 2020	(25,758)
MEL	USD	76,324	EUR	68,059	July 01, 2020	(140)
MEL	USD	36,944	EUR	32,916	July 03, 2020	(39)
MEL	USD	13,844	EUR	12,619	July 06, 2020	(336)
MEL	USD	52,587	EUR	46,656	July 07, 2020	162
MEL	USD	1,188,697	EUR	1,092,000	July 09, 2020	(38,400)
MEL	USD	157,743	EUR	140,609	July 16, 2020	(285)
MEL	USD	55,268	EUR	49,217	July 28, 2020	(61)
MEL	USD	98,296	EUR	86,428	August 07, 2020	1,114
MEL	USD	55,979	GBP	45,657	July 03, 2020	(596)
MEL	USD	84,122	GBP	68,343	July 09, 2020	(566)
MEL	USD	29,379	GBP	23,040	July 17, 2020	828
MEL	USD	7,980	GBP	6,534	July 23, 2020	(117)
MEL	USD	17,859	GBP	14,291	July 31, 2020	148
MEL	USD	5,604	GBP	4,467	August 04, 2020	67
MEL	USD	24,249	HKD	188,017	July 06, 2020	(9)
MEL	USD	13,923	HKD	108,118	July 16, 2020	(26)
MEL	USD	28,360	HKD	219,891	July 30, 2020	(7)
MEL	USD	11,946	JPY	1,286,923	August 14, 2020	21
MEL	USD	45,873	JPY	4,902,800	August 26, 2020	433
MEL	USD	14,803	JPY	1,582,105	August 28, 2020	140
MEL	USD	9,306	JPY	994,500	September 01, 2020	88
MEL	USD	143,196	JPY	15,302,890	September 02, 2020	1,350
MEL	USD	12,625	JPY	1,349,162	September 03, 2020	119
MEL	USD	23,741	JPY	2,537,037	September 04, 2020	224
MEL	USD	3,442	JPY	367,735	September 10, 2020	32
MEL	USD	7,078	JPY	756,296	September 11, 2020	66
MEL	USD	2,157	JPY	230,477	September 25, 2020	20
MEL	USD	25,561	SEK	257,000	July 09, 2020	(2,021)
MEL	USD	3,925	SGD	5,461	July 02, 2020	7
					Net Depreciation	$(67,504)
Counterparty Abbreviations:
MEL	Mellon Capital
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro Dollar
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar
Summary of Investments by Country as of June 30, 2020.
Country	Fair Value	Percentage of Fund Investments
Japan	$238,952,166	24.73%
United Kingdom	126,318,174	13.07
France	100,085,359	10.36
Switzerland	99,794,875	10.33
Germany	85,687,482	8.87
Australia	64,481,812	6.67
Netherlands	43,936,796	4.55
Hong Kong	31,823,507	3.29
Sweden	27,126,984	2.81
United States	25,589,891	2.65
Spain	22,777,586	2.36
Denmark	22,092,716	2.29
Italy	19,380,888	2.01
Finland	11,124,974	1.15
Singapore	10,538,922	1.09
Belgium	8,619,249	0.89
Ireland	7,592,073	0.79
Israel	5,868,145	0.61
Norway	5,039,292	0.52
New Zealand	2,985,217	0.31
Luxembourg	1,930,987	0.20
Portugal	1,640,178	0.17
Austria	1,603,788	0.17
China	643,233	0.07
Chile	338,453	0.03
Russia	128,194	0.01
United Arab Emirates	445	0.00
Total	$966,101,386	100.00%
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2020 (Unaudited)
Great-West International Index Fund
ASSETS:
Investments in securities, fair value (including $23,808,406 of securities on loan)(a)	$946,118,495
Repurchase agreements, fair value(b)	19,982,891
Cash	19,920,627
Cash denominated in foreign currencies, fair value(c)	1,563,859
Cash pledged on futures contracts	9,556,101
Dividends receivable	3,928,812
Subscriptions receivable	2,789,551
Receivable for investments sold	12,127
Unrealized appreciation on forward foreign currency contracts	4,881
Total Assets	1,003,877,344
LIABILITIES:
Payable for director fees	4,139
Payable for distribution fees	21,089
Payable for other accrued fees	129,022
Payable for shareholder services fees	82,603
Payable to investment adviser	219,345
Payable upon return of securities loaned	25,589,891
Redemptions payable	376,146
Unrealized depreciation on forward foreign currency contracts	72,385
Variation margin on futures contracts	65,280
Total Liabilities	26,559,900
NET ASSETS	$977,317,444
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$10,535,626
Paid-in capital in excess of par	917,544,284
Undistributed/accumulated earnings	49,237,534
NET ASSETS	$977,317,444
NET ASSETS BY CLASS
Investor Class	$165,733,678
Class L	$106,537,912
Institutional Class	$705,045,854
CAPITAL STOCK:
Authorized
Investor Class	40,000,000
Class L	22,000,000
Institutional Class	180,000,000
Issued and Outstanding
Investor Class	15,626,456
Class L	11,855,573
Institutional Class	77,874,235
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$10.61
Class L	$8.99
Institutional Class	$9.05
(a) Cost of investments	$899,537,609
(b) Cost of repurchase agreements	$19,982,891
(c) Cost of cash denominated in foreign currencies	$1,554,476
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2020 (Unaudited)
Great-West International Index Fund
INVESTMENT INCOME:
Interest	$211,837
Income from securities lending	61,945
Dividends	15,113,386
Foreign withholding tax	(1,862,895)
Total Income	13,524,273
EXPENSES:
Management fees	1,184,590
Shareholder services fees – Investor Class	286,026
Shareholder services fees – Class L	167,872
Audit and tax fees	36,206
Custodian fees	75,117
Director's fees	9,604
Distribution fees – Class L	119,185
Legal fees	2,401
Pricing fees	16,236
Registration fees	36,213
Shareholder report fees	18,891
Transfer agent fees	5,791
Other fees	3,028
Total Expenses	1,961,160
Less amount waived by investment adviser	5,130
Net Expenses	1,956,030
NET INVESTMENT INCOME	11,568,243
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments and foreign currency transactions	(9,294,233)
Net realized gain on futures contracts	5,229,442
Net realized gain on forward foreign currency contracts	72,269
Net Realized Loss	(3,992,522)
Net change in unrealized depreciation on investments and foreign currency translations	(115,484,437)
Net change in unrealized appreciation on futures contracts	184,940
Net change in unrealized depreciation on forward foreign currency contracts	(18,278)
Net Change in Unrealized Depreciation	(115,317,775)
Net Realized and Unrealized Loss	(119,310,297)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(107,742,054)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2020 and fiscal year ended December 31, 2019
Great-West International Index Fund	2020 (Unaudited)	2019
OPERATIONS:
Net investment income	$11,568,243	$28,340,870
Net realized gain (loss)	(3,992,522)	13,028,663
Net change in unrealized appreciation (depreciation)	(115,317,775)	154,380,775
Net Increase (Decrease) in Net Assets Resulting from Operations	(107,742,054)	195,750,308
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(5,113,583)
Class L	-	(3,191,059)
Institutional Class	-	(26,760,904)
From Net Investment Income and Net Realized Gains	0	(35,065,546)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	41,208,511	80,877,253
Class L	23,145,380	64,860,628
Institutional Class	84,924,194	100,940,604
Shares issued in reinvestment of distributions
Investor Class	-	5,113,583
Class L	-	3,191,059
Institutional Class	-	26,760,904
Shares redeemed
Investor Class	(50,807,205)	(104,893,832)
Class L	(11,050,157)	(20,260,890)
Institutional Class	(74,934,218)	(143,560,097)
Net Increase in Net Assets Resulting from Capital Share Transactions	12,486,505	13,029,212
Total Increase (Decrease) in Net Assets	(95,255,549)	173,713,974
NET ASSETS:
Beginning of Period	1,072,572,993	898,859,019
End of Period	$977,317,444	$1,072,572,993
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	3,990,039	7,217,991
Class L	2,652,254	6,826,647
Institutional Class	10,343,457	10,510,421
Shares issued in reinvestment of distributions
Investor Class	-	427,862
Class L	-	314,788
Institutional Class	-	2,626,666
Shares redeemed
Investor Class	(4,905,541)	(9,316,446)
Class L	(1,224,842)	(2,100,250)
Institutional Class	(8,271,426)	(14,704,369)
Net Increase	2,583,941	1,803,310
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2020(Unaudited)	$11.92	0.11	(1.42)	(1.31)	-	-	-	-	$10.61	(10.99%) (d)
12/31/2019	$10.09	0.29	1.86	2.15	-	(0.28)	(0.04)	(0.32)	$11.92	21.25%
12/31/2018	$12.13	0.27	(1.95)	(1.68)	-	(0.22)	(0.14)	(0.36)	$10.09	(13.84%)
12/31/2017	$ 9.99	0.23	2.23	2.46	-	(0.24)	(0.08)	(0.32)	$12.13	24.62%
12/31/2016	$10.10	0.21	(0.15)	0.06	-	(0.17)	(0.00) (e)	(0.17)	$ 9.99	0.65%
12/31/2015	$10.48	0.24	(0.35)	(0.11)	(0.00) (e)	(0.11)	(0.16)	(0.27)	$10.10	(1.08%)
Class L
06/30/2020(Unaudited)	$10.11	0.08	(1.20)	(1.12)	-	-	-	-	$ 8.99	(11.08%) (d)
12/31/2019	$ 8.62	0.21	1.60	1.81	-	(0.28)	(0.04)	(0.32)	$10.11	20.93%
12/31/2018 (f)	$10.00	0.02	(0.99)	(0.97)	-	(0.27)	(0.14)	(0.41)	$ 8.62	(9.69%) (d)
Institutional Class
06/30/2020(Unaudited)	$10.16	0.11	(1.22)	(1.11)	-	-	-	-	$ 9.05	(10.93%) (d)
12/31/2019	$ 8.64	0.28	1.61	1.89	-	(0.33)	(0.04)	(0.37)	$10.16	21.80%
12/31/2018	$10.46	0.27	(1.69)	(1.42)	-	(0.26)	(0.14)	(0.40)	$ 8.64	(13.56%)
12/31/2017	$ 8.65	0.24	1.93	2.17	-	(0.28)	(0.08)	(0.36)	$10.46	25.10%
12/31/2016	$ 8.80	0.21	(0.13)	0.08	-	(0.23)	(0.00) (e)	(0.23)	$ 8.65	0.93%
12/31/2015 (g)	$10.00	0.12	(1.06)	(0.94)	(0.00) (e)	(0.12)	(0.14)	(0.26)	$ 8.80	(9.35%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Investor Class
06/30/2020 (Unaudited)	$165,734	0.67% (i)	0.67% (i)	2.13% (i)	2% (d)
12/31/2019	$197,206	0.64%	0.64%	2.57%	8%
12/31/2018	$183,743	0.65%	0.65%	2.28%	10%
12/31/2017	$193,453	0.68%	0.68%	2.02%	7%
12/31/2016	$152,267	0.70%	0.70%	2.16%	7%
12/31/2015	$153,247	0.70%	0.70%	2.19%	5%
Class L
06/30/2020 (Unaudited)	$106,538	0.93% (i)	0.92% (i)	1.92% (i)	2% (d)
12/31/2019	$105,466	0.93%	0.92%	2.14%	8%
12/31/2018 (f)	$ 46,449	1.16% (i)	0.90% (i)	0.80% (i)	10%
Institutional Class
06/30/2020 (Unaudited)	$705,046	0.28% (i)	0.28% (i)	2.58% (i)	2% (d)
12/31/2019	$769,900	0.27%	0.27%	2.91%	8%
12/31/2018	$668,667	0.30%	0.30%	2.66%	10%
12/31/2017	$777,648	0.33%	0.33%	2.40%	7%
12/31/2016	$667,848	0.35%	0.35%	2.43%	7%
12/31/2015 (g)	$553,492	0.35% (i)	0.35% (i)	1.95% (i)	5%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	Class L inception date was September 10, 2018.
(g)	Institutional Class inception date was May 1, 2015.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-six funds. Interests in the Great-West International Index Fund (the Fund) are included herein. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the MSCI EAFE Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Semi-Annual Report - June 30, 2020

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Rights	Exchange traded close price, bids and evaluated bids.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Semi-Annual Report - June 30, 2020

Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2020, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 8,948,213	$ 926,293,353	$ —	$ 935,241,566
Preferred Stock	—	5,131,999	—	5,131,999
Rights	137,930	—	—	137,930
Government Money Market Mutual Funds	5,607,000	—	—	5,607,000
Short Term Investments	—	19,982,891	—	19,982,891
Total investments, at fair value:	14,693,143	951,408,243	0	966,101,386
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	4,881	—	4,881
Futures Contracts(a)	316,800	—	—	316,800
Total Assets	$ 15,009,943	$ 951,413,124	$ 0	$ 966,423,067
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(72,385)	—	(72,385)
Total Liabilities	$ 0	$ (72,385)	$ 0	$ (72,385)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received

Semi-Annual Report - June 30, 2020

or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments for passive foreign investment corporations and foreign currency reclassifications.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2020 were as follows:
Federal tax cost of investments	$926,992,381
Gross unrealized appreciation on investments	214,077,616
Gross unrealized depreciation on investments	(174,719,315)
Net unrealized appreciation on investments	$39,358,301
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Semi-Annual Report - June 30, 2020

Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 375 futures contracts for the reporting period.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Forward contracts are reported in a table following the Schedule of Investments. The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation. Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations. The Fund held an average notional amount of $4,241,217 in forward contracts for the reporting period.
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of June 30, 2020 is as follows:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation on futures contracts	$316,800 (a)
Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$ 4,881	Unrealized depreciation on forward foreign currency contracts	$(72,385)
(a)Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended June 30, 2020 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Risk Exposure	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Equity contracts (futures contracts)	Net realized gain on futures contracts	$5,229,442	Net change in unrealized appreciation on futures contracts	$184,940
Foreign exchange contracts (forwards)	Net realized gain on forward foreign currency contracts	$ 72,269	Net change in unrealized depreciation on forward foreign currency contracts	$ (18,278)

Semi-Annual Report - June 30, 2020

Concentration of Risk
The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.25% of the Fund’s average daily net assets up to $1 billion dollars, 0.20% of the Fund’s average daily net assets over $1 billion dollars and 0.15% of the Fund’s average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.32% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees, distribution fees and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on April 30, 2021 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At June 30, 2020, the amounts subject to recoupment were as follows:
Expires December 31, 2021	Expires December 31, 2022	Expires June 30, 2023	Recoupment of Past Reimbursed Fees by the Adviser
$18,792	$5,118	$5,130	$0
The Adviser and Great-West Funds have entered into a sub-advisory agreement with Irish Life Investment Managers Limited, an affiliate of the Adviser and GWL&A. The Adviser is responsible for compensating the Sub-Adviser for its services.
Effective April 29, 2020, Great-West Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class. Prior to April 29, 2020, GWL&A provided the Shareholder Services pursuant to an agreement between Great-West Funds and GWL&A.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-six funds for which they serve as directors was $565,500 for the fiscal period ended June 30, 2020.
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $33,125,414 and $18,794,166, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

Semi-Annual Report - June 30, 2020

5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2020, the Fund had securities on loan valued at $23,808,406 and received collateral as reported on the Statement of Assets and Liabilities of $25,589,891 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities and Government Money Market Mutual Funds. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 30, 2020, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to June 30, 2020, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Semi-Annual Report - June 30, 2020

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the Great-West Capital Management, LLC (the “Adviser”) Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through May 2020 and the adequacy and effectiveness of the liquidity risk management program’s operations since its inception in December 2018 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 11, 2020. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii) the Funds benefit from the stability of their shareholder base,
(iii) the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv) no changes were proposed to the program as of the date of the report, and
(v) no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 21, 2020 (the “April Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of Great-West International Index Fund (the “Fund”), a series of the Company, and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among the Company, GWCM and Irish Life Investment Managers Limited (“ILIM” or the “Sub-Adviser”), with respect to the Fund. (GWCM is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”). ILIM is an affiliate of GWCM and GWL&A.)

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and reinvestment of the Fund’s assets, which includes making decisions to buy, sell or hold any particular security.
On March 10, 2020 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Meeting to evaluate information encompassing a wide variety of topics and furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements” or each, an “Agreement”), and met separately with representatives of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, and further discussed such information with GWCM. The Independent Directors also considered additional information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel at the April Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted in their deliberations by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, education, experience, tenure and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its disaster recovery procedures, including cybersecurity risk mitigation, its overall financial condition and ability to carry out its obligations to the Fund, its technical resources, operational capabilities and safeguards, and compliance policies and procedures, including for liquidity risk management oversight, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. With respect to GWCM, the Board noted recent and anticipated system and process enhancements, such as the conversion to an industry-leading portfolio and risk analytics tool and the anticipated implementation of a new trade order management and compliance tool, as well as updates to the investment accounting application, and GWCM’s efforts generally to ensure that third-party programs used to service the Fund are monitored effectively.

Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. In this regard, the Board took into account GWCM’s communications with the Board in light of recent market volatility amidst the coronavirus pandemic.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. In assessing the Fund’s performance, the Board considered that the Fund’s investment objective is to seek investment results that, before fees and expenses, track the total return of the common stocks that comprise the MSCI EAFE (Europe, Australia, Far East) Index (the “Index”). Therefore, the Board evaluated the performance information for the Fund’s Investor Class and Institutional Class as compared to the Index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classifications. This performance data included, among other things, annualized returns for the one-, three- and five-year periods ended December 31, 2019, with respect to the Investor Class, and, for the Institutional Class, annualized returns for the one- and three-year periods ended December 31, 2019. The Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of the Index and to a peer group of funds.
The Board observed that the annualized returns of the Fund’s Investor Class were in the third, second and third quintiles of its performance universe for the one, three and five-year periods ended December 31, 2019, respectively (the first quintile being the best performers and the fifth quintile being the worst performers), outperforming its performance universe median for each period. The annualized returns of the Fund’s Institutional Class were in the second quintile of its performance universe for both the one- and three-year periods ended December 31, 2019.
In evaluating the performance data, the Board considered the expectations of shareholders and that the Fund is not actively managed, and thus, the investment performance of the Fund in absolute terms and relative to the performance universe was not of the importance that normally attaches to the performance of actively managed funds. Of more importance to the Board was the extent to which the Fund achieved its objective to provide investment results that, before fees and expenses, track the total return of the Index. Therefore, the Board focused its attention primarily on the Fund’s performance relative to the Index. In this regard, the Board observed that the Institutional Class approximated or outperformed the Index for each period reviewed, while the Investor Class outperformed the Index for the three-year period ended December 31, 2019, and underperformed the Index for each other period reviewed, but with underperformance primarily attributable to the Fund’s expenses. The Board also took into account the Sub-Adviser’s approach to managing indexed investment portfolios, the organization and experience of its investment personnel and its operational risk controls. In addition, the Board considered GWCM’s processes for overseeing and analyzing the Sub-Adviser’s performance.
The Board determined that it was satisfied with the oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by GWCM and the Sub-Adviser from their relationships with the Fund. The Board also reviewed an analysis prepared by Broadridge regarding the actual net advisory fee, sub-advisory fee and advisory fee retained by GWCM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised Funds within the same Lipper investment classification and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund changed to a structure in which GWCM is no longer responsible for paying the Fund’s operating expenses as part of the investment management fee. The Board noted that commensurate with this new fee structure, GWCM’s investment management fee decreased as much as, or more than, the cost of the Fund’s operating expenses as of December 31, 2015, and that the operating expenses of the Fund are paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and its expense ratio declines due to fixed operating expenses. The Board further noted that the new investment management fee would include breakpoints. In addition, the Board noted that GWCM has contractually agreed for a one-year renewable term, through April 30, 2021, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015, and that in the future GWCM may increase the expense limit only with the approval of the Board.
The Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, for each class the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratio for all funds in the peer group. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Fee Consultant assessing expenses in the context of performance.
The Board observed that the Contractual Management Fee, as to the Fund’s Investor Class, was equal to the median contractual management fee of its peer group of funds and, for the Fund’s Institutional Class, was lower than the median contractual management fee of its peer group. The Board also observed although the total annual operating expense ratio of the Investor Class was higher than the peer group median expense ratio, the total annual operating expense ratio of the Institutional Class was lower than the peer group median expense ratio, ranking in the fourth and second quintiles, respectively (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses).
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. Although not identified specifically as accounts or products comparable to the Fund, the Board noted that the information provided by the Sub-Adviser included the fees charged by ILIM to GWCM for the other series of the Company sub-advised by ILIM, including other equity index funds and an international equity fund (as to a sleeve of the fund managed similarly to the Fund) (collectively, the “ILIM Sub-Advised Funds”). The Board also noted the Sub-Adviser’s statement that the sub-advisory fee charged to GWCM for the Fund is consistent with pricing for mandates of similar size and services.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and profitability information from GWCM and the Sub-Adviser. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses. In evaluating the information provided by the Sub-Adviser, the Board noted that the Sub-Adviser’s profitability was based on the Sub-Adviser’s aggregate profitability for providing sub-advisory services to the ILIM Sub-Advised Funds (i.e., including the Fund).
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and the Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for GWCM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. The Board noted that GWCM shares potential economies of scale from its business in a variety of ways, including through services that benefit shareholders, competitive management fee rates set at the outset and investments in the business intended to enhance services available to shareholders. In its evaluation, the Board noted that the management fee schedule contained breakpoints that would reduce the management fee rate on assets above specified levels as the Fund’s assets increased. The Board also reviewed data provided by Broadridge regarding the percentage of the management fee retained by GWCM, which indicated that such percentage was above the median of the Fund’s Lipper investment classification. In this regard, the Board took into account that the sub-advisory fee under the Sub-Advisory Agreement is paid by GWCM out of the management fee it receives under the Advisory Agreement and that, as observed by the Board, the Contractual Management Fee for each class was equal to or lower than the median contractual management fee of its respective peer group.
Based on the information provided, the Board concluded that GWCM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted the Sub-Adviser’s statement that its primary “fall-out” benefit from managing the Fund is the reputational value associated with serving as Sub-Adviser which may support its business growth in the U.S. and elsewhere in the future. The Board also noted where services were provided or proposed to be provided to the Fund by affiliates of GWCM and the Sub-Adviser, including, in particular, the various recordkeeping, administrative and shareholder services to be provided by Empower Retirement, LLC (“Empower”) pursuant to a new shareholder services agreement, effective April 29, 2020. GWL& A, the parent company of Empower and GWCM, previously provided shareholder services pursuant to an agreement dated May 1, 2015. At the April Meeting, the Board, including the Independent Directors, considered and—after taking into account, among other things, the fee proposed to be paid to Empower—approved the new shareholder services agreement in connection with an internal restructuring of the business and employees of GWL&A and Empower. In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWL&A and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 27, 2020 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 20, 2020
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 20, 2020
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 20, 2020